Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-14362
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Entity Registrant Name	GUANGSHEN RAILWAY COMPANY LIMITED
Entity Central Index Key	0001012139
Entity Incorporation, State or Country Code	F4
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Address, Address Line One	No. 1052 Heping Road
Entity Address, Address Line Two	Luohu District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518010
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Shanghai, the People’s Republic of China
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	No. 1052 Heping Road
Entity Address, Address Line Two	Luohu District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518010
Contact Personnel Name	Mr. Tang Xiangdong
Contact Personnel Email Address	ir@gsrc.com
Country Region	86
City Area Code	755
Local Phone Number	2558-8150
A shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	5,652,237,000
H shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,431,300,000